Derivative Financial Instruments (Notional Amounts of Derivative Contracts) (Detail) - JPY (¥) ¥ in Trillions		Mar. 31, 2020	Mar. 31, 2019
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 1,803.7	¥ 1,656.9
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	1,553.5	1,409.6
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	230.2	230.5
Equity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	8.1	6.4
Commodity Contracts [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	0.1	0.2
Credit Derivatives [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	8.7	7.2
Other [Member]
Derivative [Line Items]
Notional amounts of derivatives	[1]	¥ 3.1	¥ 3.0

[1]	Includes both written and purchased positions.